Investments accounted for using the equity method	12 Months Ended
Dec. 31, 2019
Investments accounted for using the equity method
Investments accounted for using the equity method

14          Investments accounted for using the equity method

(a)	Investment in associate

	For the year ended
	December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000
At beginning of year	—	37,253	29,452
Additions	40,000	—	100,000
Share of losses of associate	(2,747)	(15,442)	(14,328)
Gain on dilution of interest in associate (Note 8)	—	7,641	—
At end of year	37,253	29,452	115,124

On March 28, 2017, Shanghai OneConnect set up Pingan Puhui Lixin Asset Management Co., Ltd. (“Puhui Lixin”) with Pingan Puhui Enterprise Management Co., Ltd., a subsidiary of Lufax Holding Ltd. (Note 32), by investing capital amount of RMB40,000,000. In January 2019, Shanghai OneConnect made an additional capital injection of RMB100,000,000 in Puhui Lixin. The Group has a currently exercisable option to make additional investment to hold an additional equity interest of 5% in Puhui Lixin and the Group account for the investment as an associate.

The investment in associate as at December 31, 2018 and 2019 are as follows:

			Percentage of
			equity interest
			As at
	Place of business		December 31,
	and incorporation	Principal activities	2018	2019
Puhui Lixin	Shanghai, PRC	Technology consulting services	13.33%	35.00%

14Investment in associate

(b)Investment in joint venture

	For the year ended December 31,
	2018	2019
	RMB’000	RMB’000

At beginning of year	—	—
Additions	—	4,321
Share of losses of joint venture	—	(526)
Exchange difference		(90)
At end of year	—	3,705

During the year ended December 31, 2019 , the Group entered into an investment in SBI OneConnect Japan Co., Ltd.(“SBI Japan”) with SBI Holdings, Inc., by investing capital of RMB4,321,000  (JPY65,100,000) on August 23, 2019. The purpose of set-up of SBI Japan is to make available a localized version of the product, technology, platform and service developed based on the Group’s technologies and provide the distribution, commercialization, implementation and maintenance of such localized version within Japan. The Group shares control with SBI Holdings, Inc. and accounts for the investment as a joint venture. The decisions about the relevant activities require the unanimous consent of the Group and SBI Holdings, Inc. pursuant to the Company Act of SBI Japan.

The investment in joint venture as at December 31, 2019 is as follows:

			Percentage of equity interest
	Place of business	Principal	As at	As at
	and incorporation	activities	December 31, 2018	December 31, 2019

SBI Japan	Japan	Product, technology, Platform and/or service	—	31.00%